DEBT OBLIGATIONS (Details) € in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 KRW (₩)	Jun. 30, 2020 AUD ($)	Jun. 30, 2020 INR (₨)	Jun. 30, 2020 BRL (R$)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 INR (₨)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	$ (285)	$ (418)
Current	12,730	8,825
Non-current	42,693	46,565
Total debt obligations	55,493	55,528
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	39,656	39,286
British Pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations	6,477	6,997	£ 5,223								£ 5,279
Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	3,696	3,431		$ 5,017								$ 4,457
South Korean Won
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,901	1,973			₩ 2,280,000								₩ 2,280,000
Australian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,279	1,273				$ 1,853								$ 1,814
Indian Rupee
Disclosure of detailed information about borrowings [line items]
Total debt obligations	2,111	2,209					₨ 159,888								₨ 157,797
Brazilian Reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations	353	480						R$ 1,931								R$ 1,935
Chinese Yuan
Disclosure of detailed information about borrowings [line items]
Total debt obligations	11	11							¥ 77								¥ 78
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations	294	286								€ 262								€ 255
Liabilities associated with assets held for sale
Disclosure of detailed information about borrowings [line items]
Total debt obligations	70	138
Fixed rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	28,707	28,717
Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	18,525	19,121
Unsecured Debt | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Total debt obligations	279	202
Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	456	836
Brookfield Property Partners’ corporate bonds | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,405	1,082
Brookfield Property REIT Inc. term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	3,995	4,010
Brookfield Property REIT Inc. senior secured notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	945	1,000
Brookfield Property REIT Inc. corporate facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,085	715
Brookfield Property REIT Inc. junior subordinated notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	206	206
Funds subscription credit facilities
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 175	$ 57
Weighted-average rate | Unsecured Debt | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	1.82%	3.27%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%
Weighted-average rate | Secured Debt | Fixed rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.23%	4.35%	4.23%	4.23%	4.23%	4.23%	4.23%	4.23%	4.23%	4.23%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%
Weighted-average rate | Secured Debt | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	3.48%	4.52%	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%
Weighted-average rate | Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	1.79%	3.33%	1.79%	1.79%	1.79%	1.79%	1.79%	1.79%	1.79%	1.79%	3.33%	3.33%	3.33%	3.33%	3.33%	3.33%	3.33%	3.33%
Weighted-average rate | Brookfield Property Partners’ corporate bonds | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	3.35%	4.25%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Weighted-average rate | Brookfield Property REIT Inc. term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	2.55%	4.17%	2.55%	2.55%	2.55%	2.55%	2.55%	2.55%	2.55%	2.55%	4.17%	4.17%	4.17%	4.17%	4.17%	4.17%	4.17%	4.17%
Weighted-average rate | Brookfield Property REIT Inc. senior secured notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Weighted-average rate | Brookfield Property REIT Inc. corporate facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	2.44%	4.03%	2.44%	2.44%	2.44%	2.44%	2.44%	2.44%	2.44%	2.44%	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%
Weighted-average rate | Brookfield Property REIT Inc. junior subordinated notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	2.21%	3.39%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%
Weighted-average rate | Funds subscription credit facilities | Secured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	2.34%	2.83%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.83%	2.83%	2.83%	2.83%	2.83%	2.83%	2.83%	2.83%